Derivatives (Derivative Instruments Consolidated Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]
Derivative [Line Items]
Included in Interest Income / (Expense)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Included in Other Income / (Expense)	$ 549	$ 0	$ 551	$ 0	$ 163	$ 0	$ 0